Cover	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment amends the Current Report on Form 8-K of AeroVironment, Inc (the “Company”) filed with the Securities and Exchange Commission on March 4, 2024 (the “Original Form 8-K”). On March 4, 2024, the Company held a conference call to discuss its third quarter financial results for the period ended January 27, 2024 (the “Q3 Results”). The Company attempted to file with the Securities and Exchange Commission (the “SEC”) the Original Form 8-K that furnished the press release and investor presentation relating to the Q3 Results prior to the commencement of the conference call in accordance with the Company’s usual practice; however, because the SEC’s EDGAR system experienced technical difficulties during the afternoon of March 4, 2024, the Original Form 8-K was not accepted by the SEC until after the conference call had commenced. Accordingly, and in accordance with the rules of the SEC, the Company is filing this Amendment to furnish a transcript of the conference call herewith as Exhibit 99.3. Except as described in this Explanatory Note and as set forth below, no other information in the Original Form 8-K is modified or amended hereby.
Document Period End Date	Mar. 04, 2024
Entity File Number	001-33261
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Central Index Key	0001368622
Entity Tax Identification Number	95-2705790
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	241 18th Street South
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	805
Local Phone Number	520-8350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false